Employee benefit - Disclosure of defined benefit plans (Details) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure of defined benefit plans [line items]
Defined benefit obligations	€ 2,666	€ 2,730
Allowance for retirement defined benefit
Disclosure of defined benefit plans [line items]
Defined benefit obligations	2,319	2,369
Allowance for seniority awards
Disclosure of defined benefit plans [line items]
Defined benefit obligations	€ 348	€ 361